Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of equity [member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	80,704,204
Balance at Dec. 31, 2016	$ 343,654	$ 16,133	$ 784	$ 98	$ 882	$ (184,751)	$ 175,918
Statement Line Items [Line Items]
Stock options exercised (in shares)	45,400
Stock options exercised	$ 398	(115)					283
Stock options exercised cashless (in shares)	127,845
Stock options exercised cashless	$ 554	(554)
Restricted and performance share units converted (in shares)	1,700
Restricted and performance share units converted	$ 13	(13)
Share based payment		2,268					2,268
Issued for cash (in shares)	4,599,641
Issued for cash	$ 47,935						47,935
UNREALIZED (LOSS) GAIN ON EQUITY SECURITIES, NET OF TAXES				332	332		332
Loss for the year						(6,497)	(6,497)
Total Comprehensive Income (Loss)				332	332	(6,497)	(6,165)
Balance (in shares) at Dec. 31, 2017	85,478,790
Balance at Dec. 31, 2017	$ 392,554	17,719	784	430	1,214	(191,248)	220,239
Statement Line Items [Line Items]
Stock options exercised cashless (in shares)	58,191
Stock options exercised cashless	$ 342	(342)
Restricted and performance share units converted (in shares)	2,495
Restricted and performance share units converted	$ 20	(20)
Share based payment		1,339					1,339
UNREALIZED (LOSS) GAIN ON EQUITY SECURITIES, NET OF TAXES				(1,895)	(1,895)		(1,895)
Loss for the year						(5,802)	(5,802)
Total Comprehensive Income (Loss)				(1,895)	(1,895)	(5,802)	(7,697)
Balance (in shares) at Dec. 31, 2018	85,539,476
Balance at Dec. 31, 2018	$ 392,916	$ 18,696	$ 784	$ (1,465)	$ (681)	$ (197,050)	$ 213,881